Marketable Securities - Changes in Value of Marketable Securities Reported in Current and Non-Current Assets on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	$ 238	$ 413
Amount invested in French, German, Italian and U.S. government bonds		450	352
Sale	(184)	(630)	(818)
Change in fair value included in OCI for available-for-sale marketable securities		6
Change in fair value recognized in earnings		1
Foreign exchange result through OCI	3	(2)
Ending Balance	57	238	413
Debt Securities Issued by the U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	150	100
Amount invested in French, German, Italian and U.S. government bonds		450
Sale	(150)	(400)
Change in fair value included in OCI for available-for-sale marketable securities
Change in fair value recognized in earnings
Foreign exchange result through OCI
Ending Balance		150
Debt Securities Issued by Foreign Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance		81
Amount invested in French, German, Italian and U.S. government bonds
Sale		(81)
Change in fair value included in OCI for available-for-sale marketable securities
Change in fair value recognized in earnings
Foreign exchange result through OCI
Ending Balance
Fixed Rate Debt Securities Issued by Financial Institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance		27
Amount invested in French, German, Italian and U.S. government bonds
Sale		(25)
Change in fair value included in OCI for available-for-sale marketable securities
Change in fair value recognized in earnings
Foreign exchange result through OCI		(2)
Ending Balance
Senior debt Floating Rate Notes issued by financial institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	88	205
Amount invested in French, German, Italian and U.S. government bonds
Sale	(34)	(124)
Change in fair value included in OCI for available-for-sale marketable securities		6
Change in fair value recognized in earnings		1
Foreign exchange result through OCI	3
Ending Balance	$ 57	$ 88